Document and Entity Information	Total
Prospectus:
Document Type	485APOS
Document Period End Date	Jun. 30, 2021
Registrant Name	FIRST EAGLE FUNDS
Entity Central Index Key	0000906352
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2021
Document Effective Date	Jun. 30, 2021
Prospectus Date	Jul. 01, 2021